Shareholder Fees (Vanguard Developed Markets Index Fund Retail)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20